Consolidated Statements of Change in Shareholders' Equity		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2020			$ 11,700				$ 3,918,539		$ 3,930,239
Beginning balance, shares at Dec. 31, 2020 | shares	[1]	15,000,000	15,000,000
Net income (loss)							1,578,624		1,578,624
Ending balance, value at Dec. 31, 2021			$ 11,700				5,497,163		5,508,863
Ending balance, shares at Dec. 31, 2021 | shares	[1]	15,000,000	15,000,000
Net income (loss)							(3,842,278)		(3,842,278)
Issuance of ordinary shares upon IPO, net			$ 3,925		138,662,858				138,666,783
Issuance of ordinary shares upon IPO, net, shares | shares	[1]	5,000,000	5,000,000
Exercise of warrants			$ 201						201
Exercise of warrants, shares | shares	[1]	256,099	256,099
Dividend distribution							(4,000,000)		(4,000,000)
Ending balance, value at Dec. 31, 2022			$ 15,826		138,662,858		(2,345,115)		136,333,569
Ending balance, shares at Dec. 31, 2022 | shares	[1]	20,256,099	20,256,099
Net income (loss)							(483,812)	$ (61,940)	(483,812)
Dividend distribution							(1,581,900)		(1,581,900)
Ending balance, value at Dec. 31, 2023		$ 2,026	$ 15,826	$ 17,752,482	$ 138,662,858	$ (564,702)	$ (4,410,827)	$ 17,189,806	$ 134,267,857
Ending balance, shares at Dec. 31, 2023 | shares	[1]	20,256,099	20,256,099

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.